Shenkman Capital Floating Rate High Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)

BANK LOANS - 87.8%	Principal Amount	Fair Value
AEROSPACE & DEFENSE - 2.2%
Apple Bidco LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 09/23/2031, (0.00% Floor)	$549,125	$548,782
Brown Group Holding LLC, Senior Secured First Lien
6.78% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	428,206	429,204
6.83% (1 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	263,378	263,991
6.83% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.50% Floor)	203,194	203,668
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.33% (1 mo. SOFR US + 2.00%), 10/31/2031, (0.00% Floor)	443,306	444,008
6.33% (1 mo. SOFR US + 2.00%), 10/31/2031	168,619	168,887
Goat Holdco LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 01/27/2032, (0.00% Floor)	548,625	550,158
Karman Holdings, Inc., Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.50%), 04/01/2032, (0.00% Floor)	761,000	763,854
LSF11 Trinity Bidco, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 06/17/2030, (0.00% Floor)	531,664	534,322
Signia Aerospace LLC, Senior Secured First Lien
7.30% (3 mo. SOFR US + 3.00%), 12/11/2031, (0.50% Floor)	294,646	296,487
7.67% (3 mo. Term SOFR + 3.00%), 12/11/2031, (0.50% Floor) (a)	24,615	24,769
Spirit AeroSystems, Inc., Senior Secured First Lien, 8.78% (3 mo. SOFR US + 4.50%), 01/15/2027, (0.50% Floor)	238,933	239,457
TransDigm, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 2.75%), 08/24/2028, (0.00% Floor)	720,987	724,347
6.80% (3 mo. SOFR US + 2.50%), 01/20/2032, (0.00% Floor)	273,345	274,066
Trident Technologies LLC, Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/09/2032, (0.00% Floor)	544,635	546,677
		6,012,677

AUTO RETAIL - 0.4%
CWGS Group LLC, Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 06/05/2028, (0.75% Floor)	287,081	281,358
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 05/04/2028, (0.75% Floor)	834,340	834,978
		1,116,336

AUTOMOTIVE - 1.5%
American Axle & Manufacturing, Inc., Senior Secured First Lien
7.05% (3 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	313,521	312,580
7.23% (3 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	269,985	269,175
7.31% (1 mo. SOFR US + 3.00%), 12/13/2029, (0.50% Floor)	291,247	290,373
Clarios Global LP, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 05/06/2030, (0.00% Floor)	618,302	617,337
First Brands Group LLC, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.00%), 03/30/2027, (1.00% Floor)	1,126,249	1,066,557
Garrett LX I Sarl, Senior Secured First Lien, 6.53% (3 mo. SOFR US + 2.25%), 01/30/2032, (0.50% Floor)	282,291	284,055
Tenneco, Inc., Senior Secured First Lien
9.27% (3 mo. SOFR US + 4.75%), 11/17/2028, (0.50% Floor)	658,537	642,762
9.50% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	1,947	1,905
9.52% (3 mo. SOFR US + 5.00%), 11/17/2028, (0.50% Floor)	689,582	674,584
		4,159,328

BUILDING PRODUCTS - 2.2%
Cornerstone Building Brands, Inc., Senior Secured First Lien
7.76% (1 mo. SOFR US + 3.25%), 04/12/2028, (0.50% Floor)	312,298	279,768
9.94% (1 mo. SOFR US + 5.63%), 08/01/2028, (0.50% Floor)	448,849	405,459
Covia Holdings LLC, Senior Secured First Lien, 7.57% (1 mo. SOFR US + 3.25%), 02/26/2032, (0.00% Floor)	362,000	363,660
Eco Material Technologies, Inc., Senior Secured First Lien, 7.47% (3 mo. SOFR US + 3.25%), 02/12/2032, (0.00% Floor)	961,000	968,010
Herc Holdings, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 06/02/2032, (0.00% Floor)	253,000	254,265
Hunter Douglas, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 01/20/2032, (0.00% Floor)	289,545	288,882
Janus International Group LLC, Senior Secured First Lien, 6.78% (3 mo. SOFR US + 2.50%), 08/05/2030, (0.00% Floor)	272,052	271,814
MITER Brands Acquisition Holdco, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 03/28/2031, (0.00% Floor)	474,210	475,827
Quikrete Holdings, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 02/10/2032, (0.00% Floor)	1,250,865	1,250,709
STS Operating, Inc., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 4.00%), 03/25/2031, (0.00% Floor)	530,574	523,344
Tamko Building Products LLC, Senior Secured First Lien
7.03% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	93,809	94,161
7.05% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	93,809	94,161
7.08% (1 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	45,497	45,668
7.08% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	93,809	94,161
7.08% (3 mo. SOFR US + 2.75%), 09/20/2030, (0.00% Floor)	46,435	46,609
Veritiv Operating Co., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 11/30/2030, (0.00% Floor)	550,478	553,092
Wilsonart LLC, Senior Secured First Lien, 8.55% (3 mo. Term SOFR + 4.25%), 08/05/2031	142,642	140,725
		6,150,315

CHEMICALS - 1.7%
Consolidated Energy Finance SA, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 11/18/2030, (0.00% Floor)	393,755	373,760
Discovery Purchaser Corp., Senior Secured First Lien, 8.02% (3 mo. SOFR US + 3.75%), 10/04/2029, (0.50% Floor)	359,368	359,255
Highline Aftermarket Acquisition LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 02/19/2030, (0.75% Floor)	419,890	423,039
INEOS US Finance LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 02/19/2030, (0.00% Floor)	286,728	275,541
Lummus Technology Holdings V LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 12/31/2029	495,771	497,863
Nouryon Finance BV, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 04/03/2028, (0.00% Floor)	304,386	306,194
Polar US Borrower LLC, Senior Secured First Lien, 9.98% (or .75% PIK) (3 mo. SOFR US + 5.50%), 10/16/2028, (0.00% Floor)	446,941	173,510
SCIH Salt Holdings, Inc., Senior Secured First Lien
7.28% (3 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)	574,625	575,493
7.44% (1 mo. SOFR US + 3.00%), 01/31/2029, (0.75% Floor)	116,384	116,560
Solenis Holdings Ltd., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 06/23/2031, (0.50% Floor)	275,685	272,992
Sparta US HoldCo LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 08/02/2030, (0.75% Floor)	510,485	506,444
Tronox Finance LLC, Senior Secured First Lien
6.80% (3 mo. SOFR US + 2.50%), 09/30/2031, (0.00% Floor)	154,943	152,038
6.83% (1 mo. SOFR US + 2.50%), 09/30/2031, (0.00% Floor)	123,177	120,867
Windsor Holdings III LLC, Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 08/01/2030, (0.00% Floor)	477,943	478,619
		4,632,175

COMMERCIAL SERVICES - 4.7%
AlixPartners LLP, Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 02/04/2028, (0.50% Floor)	272,758	274,089
Allied Universal Holdco LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 05/15/2028, (0.50% Floor)	950,759	956,363
American Auto Auction Group LLC, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 4.50%), 05/28/2032, (0.00% Floor)	1,130,648	1,137,539
Apex Group Treasury LLC, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 02/27/2032, (0.00% Floor)	1,585,258	1,581,794
Aramark Services, Inc., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 06/24/2030, (0.00% Floor)	266,424	267,534
Ascensus Holdings, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 08/02/2028, (0.50% Floor)	753,016	755,369
Camelot US Acquisition LLC, Senior Secured First Lien
7.08% (1 mo. SOFR US + 2.75%), 01/31/2031, (0.00% Floor)	369,461	366,113
7.58% (1 mo. SOFR US + 3.25%), 01/31/2031, (0.00% Floor)	118,000	118,221
CoreLogic, Inc., Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 06/02/2028, (0.50% Floor)	411,309	407,647
First Advantage Holdings LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 10/31/2031, (0.00% Floor)	416,014	416,729
Foundever Worldwide Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 08/28/2028, (0.50% Floor)	855,807	473,681
Garda World Security Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/01/2029, (0.00% Floor)	274,774	275,612
HomeServe USA Holding Corp., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 10/21/2030, (0.00% Floor)	219,513	219,994
Isolved, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 10/15/2030, (0.00% Floor)	411,431	413,552
OMNIA Partners LLC, Senior Secured First Lien
6.78% (3 mo. SOFR US + 2.50%), 07/25/2030, (0.00% Floor)	522,972	524,552
6.90% (3 mo. SOFR US + 2.50%), 07/25/2030, (0.00% Floor)	93,776	94,059
Planet US Buyer LLC, Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)	272,342	273,806
Pre-Paid Legal Services, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 12/15/2028, (0.50% Floor)	742,432	739,358
Saphilux Sarl, Senior Secured First Lien
7.79% (6 mo. SOFR US + 3.50%), 07/27/2028, (1.50% Floor)	619,623	623,753
7.83% (1 mo. SOFR US + 3.50%), 07/27/2028, (1.50% Floor)	1,561	1,571
Skopima Consilio Parent LLC, Senior Secured First Lien, 8.08% (1 mo. SOFR US + 3.75%), 05/17/2028, (0.50% Floor)	868,001	857,845
Tempo Acquisition LLC, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 08/31/2028, (0.50% Floor)	403,576	402,379
TKC Holdings, Inc., Senior Secured First Lien, 9.32% (1 mo. SOFR US + 5.00%), 05/15/2028, (1.00% Floor)	1,439,426	1,444,227
VT Topco, Inc., Senior Secured First Lien, 7.30% (3 mo. SOFR US + 3.00%), 08/09/2030, (0.50% Floor)	439,880	441,338
		13,067,125

CONSTRUCTION & ENGINEERING - 1.2%
Amentum Holdings, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 09/29/2031, (0.00% Floor)	747,401	747,402
American Residential Services LLC, Senior Secured First Lien, 7.53% (3 mo. SOFR US + 3.25%), 02/02/2032, (0.00% Floor)	414,454	416,009
Artera Services LLC, Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 02/10/2031, (0.00% Floor)	330,632	278,369
Centuri Group, Inc., Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 08/28/2028, (0.50% Floor)	982,397	984,327
Tecta America Corp., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 02/18/2032, (0.00% Floor)	853,000	855,934
		3,282,041

CONSUMER DISCRETIONARY - 2.1%
American Greetings Corp., Senior Secured First Lien, 10.08% (1 mo. SOFR US + 5.75%), 10/30/2029, (0.00% Floor)	270,643	271,551
Beach Acquisition Bidco LLC, Senior Secured First Lien, 8.06% (1 mo. Term SOFR + 3.25%), 06/28/2032	762,000	766,763
EAB Global, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 08/16/2030, (0.50% Floor)	421,181	414,336
Kodiak BP LLC, Senior Secured First Lien, 8.03% (3 mo. SOFR US + 3.75%), 12/04/2031, (0.00% Floor)	335,160	323,568
KUEHG Corp., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 06/12/2030, (0.50% Floor)	247,321	247,726
Peloton Interactive, Inc., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 5.50%), 05/30/2029, (0.00% Floor)	270,250	274,811
Prometric Holdings, Inc., Senior Secured First Lien, 8.32% (1 mo. Term SOFR + 3.75%), 06/25/2032	922,000	923,443
Renaissance Holdings Corp., Senior Secured First Lien, 8.28% (3 mo. SOFR US + 4.00%), 04/08/2030, (0.50% Floor)	1,201,675	1,094,648
Tory Burch LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 04/17/2028, (0.50% Floor)	568,961	567,183
Weber-Stephen Products LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.25%), 10/29/2027, (0.75% Floor)	1,082,543	1,076,811
		5,960,840

CONSUMER NON-DISCRETIONARY - 0.3%
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 07/08/2031, (0.00% Floor)	550,691	495,071
Valvoline, Inc., Senior Secured First Lien, 6.57% (1 mo. Term SOFR + 2.00%), 03/19/2032	275,000	276,242
		771,313

ENVIRONMENTAL & FACILITIES SERVICES - 1.8%
Action Environmental Group, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 10/24/2030, (0.50% Floor)	1,611,156	1,615,184
Belfor Holdings, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/04/2030, (0.50% Floor)	475,289	476,477
EnergySolutions LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 09/23/2030, (0.50% Floor)	299,219	301,463
GFL ES US LLC, Senior Secured First Lien, 6.82% (3 mo. SOFR US + 2.50%), 03/03/2032, (0.00% Floor)	551,000	552,033
JFL-Tiger Acquisition Co., Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.75%), 10/17/2030, (0.50% Floor)	495,743	498,325
Reworld Holding Corp., Senior Secured First Lien
6.57% (1 mo. SOFR US + 2.25%), 11/30/2028, (0.00% Floor)	205,148	205,469
6.57% (1 mo. SOFR US + 2.25%), 11/30/2028, (0.50% Floor)	11,295	11,313
Win Waste Innovations Holdings, Inc., Senior Secured First Lien
7.31% (1 mo. SOFR US + 2.75%), 03/27/2028, (0.50% Floor)	1,157,506	1,147,019
8.31% (1 mo. SOFR US + 3.75%), 03/27/2028, (0.50% Floor)	258,353	259,967
		5,067,250

FINANCIALS: DIVERSIFIED - 4.5%
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 06/24/2030, (0.50% Floor)	499,398	500,322
BCPE Pequod Buyer, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 11/25/2031, (0.00% Floor)	749,123	751,276
Blackhawk Network Holdings, Inc., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 03/12/2029, (1.00% Floor)	818,800	824,237
Boost Newco Borrower LLC, Senior Secured First Lien, 6.30% (3 mo. SOFR US + 2.00%), 01/31/2031, (0.00% Floor)	412,763	414,311
Citco Funding LLC, Senior Secured First Lien, 6.93% (6 mo. SOFR US + 2.75%), 04/27/2028, (0.50% Floor)	667,787	671,794
Corp. Service Co., Senior Secured First Lien
6.78% (1 mo. SOFR US + 2.25%), 11/03/2027, (0.00% Floor)	90,240	90,240
6.33% (1 mo. SOFR US + 2.00%), 11/05/2029, (0.50% Floor)	528,612	528,876
Edelman Financial Engines Center LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 04/07/2028, (0.00% Floor)	442,228	443,212
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.58% (1 mo. SOFR US + 5.25%), 10/06/2028, (0.00% Floor)	942,000	947,063
EIG Management Co. LLC, Senior Secured First Lien, 9.32% (1 mo. SOFR US + 5.00%), 05/17/2029, (0.00% Floor)	632,988	629,823
FNZ USA FinCo LLC, Senior Secured First Lien, 9.26% (3 mo. SOFR US + 5.00%), 11/05/2031, (0.00% Floor)	1,079,295	895,815
Focus Financial Partners LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 09/15/2031, (0.00% Floor)	593,056	592,466
IMC Global Holdings LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.50%), 06/21/2032	624,000	628,680
June Purchaser LLC, Senior Secured First Lien
7.47% (6 mo. SOFR US + 3.25%), 11/28/2031, (0.00% Floor)	494,299	496,904
8.67% (6 mo. Term SOFR + 3.25%), 11/28/2031, (0.00% Floor) (a)	82,590	83,025
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 11/17/2031, (0.00% Floor)	274,313	275,083
NorthAB LLC, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 11/24/2028, (0.50% Floor)	1,106,361	1,094,949
Osaic Holdings, Inc., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 08/16/2028, (0.00% Floor)	272,860	273,804
PEX Holdings LLC, Senior Secured First Lien, 6.97% (3 mo. SOFR US + 2.75%), 11/19/2031, (0.00% Floor)	294,263	294,907
VFH Parent LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 06/20/2031, (0.00% Floor)	499,517	502,015
WEX, Inc., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 04/03/2028, (0.00% Floor)	686,862	687,573
Zelis Payments Buyer, Inc., Senior Secured First Lien
7.08% (1 mo. SOFR US + 2.75%), 09/28/2029, (0.00% Floor)	654,713	651,318
7.58% (1 mo. SOFR US + 3.25%), 11/26/2031, (0.00% Floor)	274,620	273,532
		12,551,225

FINANCIALS: INSURANCE - 3.0%
Acrisure LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 06/21/2032, (0.00% Floor)	979,000	979,000
Alera Group, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 05/28/2032, (0.50% Floor)	413,000	414,704
AmWINS Group, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 01/30/2032, (0.75% Floor)	551,596	552,407
Ardonagh Group Finco Pty Ltd., Senior Secured First Lien
7.04% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	47,872	47,633
7.05% (3 mo. SOFR US + 2.75%), 02/18/2031, (0.00% Floor)	366,090	364,259
AssuredPartners, Inc., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 02/14/2031, (0.50% Floor)	268,117	269,092
Asurion LLC, Senior Secured First Lien
8.78% (1 mo. SOFR US + 4.25%), 08/21/2028, (0.00% Floor)	1,010,884	1,001,584
8.56% (1 mo. Term SOFR + 4.25%), 09/19/2030, (0.00% Floor)	632,642	615,403
Asurion LLC, Senior Secured Second Lien, 9.81% (1 mo. SOFR US + 5.25%), 02/03/2028, (0.00% Floor)	995,867	955,101
Baldwin Insurance Group Holdings LLC, Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 05/27/2031, (0.00% Floor)	293,525	294,137
BroadStreet Partners, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 06/16/2031, (0.00% Floor)	413,628	414,590
CRC Insurance Group LLC, Senior Secured Second Lien, 9.05% (3 mo. SOFR US + 4.75%), 05/06/2032, (0.00% Floor)	271,347	275,022
Goosehead Insurance Holdings LLC, Senior Secured First Lien, 7.81% (1 mo. SOFR US + 3.50%), 01/08/2032, (0.00% Floor)	550,620	554,405
Howden Group Holdings Ltd., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 04/18/2030, (0.50% Floor)	212,457	213,858
HUB International Ltd., Senior Secured First Lien, 6.77% (3 mo. SOFR US + 2.50%), 06/20/2030, (0.75% Floor)	1,057,556	1,061,913
USI, Inc./NY, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 11/23/2029, (0.00% Floor)	413,364	413,139
		8,426,247

FINANCIALS: THRIFTS & MORTGAGES - 0.1%
Walker & Dunlop, Inc., Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.00%), 03/15/2032, (0.00% Floor)	214,463	215,535

FOOD & BEVERAGE - 1.3%
Celsius Holdings, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 04/01/2032, (0.00% Floor)	468,000	471,334
Pegasus Bidco BV, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 07/12/2029, (0.00% Floor)	547,583	551,690
Primo Brands Corp., Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 03/31/2028, (0.50% Floor)	808,895	812,713
Red SPV LLC, Senior Secured First Lien, 6.56% (1 mo. SOFR US + 2.25%), 03/15/2032, (0.00% Floor)	411,000	411,000
Saratoga Food Specialties LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 3.25%), 03/07/2029, (0.00% Floor)	481,448	484,835
Savor Acquisition, Inc., Senior Secured First Lien
7.56% (3 mo. Term SOFR + 3.25%), 02/19/2032, (0.00% Floor) (a)	40,000	40,291
7.58% (1 mo. SOFR US + 3.25%), 02/19/2032, (0.00% Floor)	424,000	427,080
Sazerac Co., Inc., Senior Secured First Lien, 6.82% (1 mo. Term SOFR + 2.50%), 06/25/2032	492,000	492,615
		3,691,558

HEALTHCARE: EQUIPMENT & SUPPLIES - 2.2%
Azalea Topco, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 04/30/2031, (0.00% Floor)	498,143	499,647
Bausch + Lomb Corp., Senior Secured First Lien, 8.57% (1 mo. Term SOFR + 4.25%), 01/15/2031	842,000	844,635
Covetrus, Inc., Senior Secured First Lien, 9.30% (3 mo. SOFR US + 5.00%), 10/15/2029, (0.50% Floor)	381,389	344,284
Gainwell Acquisition Corp., Senior Secured First Lien, 4.50% (3 mo. SOFR US + 0.00%), 10/01/2027, (0.75% Floor)	1,447,832	1,398,244
Insulet Corp., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 08/04/2031, (0.00% Floor)	546,600	551,041
Medline Borrower LP, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/23/2028, (0.50% Floor)	1,381,264	1,384,407
Owens & Minor, Inc., Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 03/29/2029, (0.50% Floor)	105,000	105,788
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.42% (6 mo. SOFR US + 3.25%), 11/03/2031, (0.00% Floor)	359,358	361,381
Waystar Technologies, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 10/22/2029, (0.00% Floor)	618,955	622,053
		6,111,480

HEALTHCARE: FACILITIES - 6.1%
ADMI Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 12/23/2027, (0.50% Floor)	1,208,940	1,156,049
CHG Healthcare Services, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 09/29/2028, (0.50% Floor)	431,031	433,012
Examworks Bidco, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 11/01/2028, (0.50% Floor)	945,168	948,646
Global Medical Response, Inc., Senior Secured First Lien, 9.08% (or .75% PIK) (1 mo. SOFR US + 4.75%), 10/02/2028, (1.00% Floor)	2,299,361	2,305,431
HAH Group Holding Co. LLC, Senior Secured First Lien, 9.33% (1 mo. SOFR US + 5.00%), 09/24/2031, (0.00% Floor)	1,018,230	991,863
Heartland Dental LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 4.50%), 04/28/2028, (0.75% Floor)	1,379,557	1,383,013
Hunter US Bidco, Inc., Senior Secured First Lien, 8.75% (3 mo. SOFR US + 4.25%), 08/21/2028, (0.50% Floor)	728,055	695,292
IVI America LLC, Senior Secured First Lien
8.05% (3 mo. SOFR US + 3.75%), 04/14/2031, (0.00% Floor)	564,300	569,946
8.07% (3 mo. Term SOFR + 3.75%), 04/14/2031	231,000	233,311
LifePoint Health, Inc., Senior Secured First Lien
7.82% (3 mo. SOFR US + 3.50%), 05/19/2031, (1.00% Floor)	835,042	823,635
8.01% (3 mo. SOFR US + 3.75%), 05/19/2031, (0.00% Floor)	422,244	418,417
LSCS Holdings, Inc., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 03/04/2032, (0.00% Floor)	591,518	581,536
Pacific Dental Services, Inc., Senior Secured First Lien, 7.07% (1 mo. SOFR US + 2.75%), 03/17/2031, (0.00% Floor)	474,000	474,974
Pluto Acquisition I, Inc., Senior Secured First Lien
9.82% (3 mo. SOFR US + 5.50%), 06/20/2028, (1.00% Floor)	91,866	93,244
8.30% (3 mo. SOFR US + 4.00%), 09/20/2028, (0.00% Floor)	464,820	407,589
Radiology Partners, Inc., Senior Secured First Lien, 8.82% (1 mo. Term SOFR + 4.50%), 06/30/2032	733,000	727,961
Radnet Management, Inc., Senior Secured First Lien, 6.58% (3 mo. SOFR US + 2.25%), 04/18/2031, (0.00% Floor)	372,414	373,405
Select Medical Corp., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 12/03/2031, (0.00% Floor)	361,662	363,246
Sotera Health Holdings LLC, Senior Secured First Lien, 7.55% (1 mo. SOFR US + 3.25%), 05/30/2031, (0.00% Floor)	643,140	646,761
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.53% (3 mo. SOFR US + 3.25%), 12/04/2031, (0.00% Floor)	458,850	459,905
Surgery Center Holdings, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 12/19/2030, (0.00% Floor)	616,725	619,682
Team Health Holdings, Inc., Senior Secured First Lien, 9.53% (3 mo. SOFR US + 5.25%), 03/02/2027, (1.00% Floor)	968,225	964,894
US Fertility Enterprises LLC, Senior Secured First Lien
8.80% (6 mo. SOFR US + 4.50%), 10/07/2031, (0.00% Floor)	839,167	845,460
8.78% (3 mo. SOFR US + 4.50%), 10/14/2031, (0.00% Floor)	12,267	12,359
8.82% (3 mo. SOFR US + 4.50%), 10/14/2031, (0.00% Floor)	26,068	26,264
US Radiology Specialists, Inc., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 12/15/2027, (0.00% Floor)	521,801	523,596
		17,079,491

HEALTHCARE: LIFE SCIENCES - 0.4%
Phoenix Newco, Inc., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 11/15/2028, (0.50% Floor)	740,028	741,068
Star Parent, Inc., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 09/30/2030, (0.00% Floor)	418,788	415,232
		1,156,300

HEALTHCARE: MANAGED HEALTH CARE - 1.2%
Bella Holding Co. LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 05/10/2028, (0.75% Floor)	619,080	621,789
Charlotte Buyer, Inc., Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.25%), 02/11/2028, (0.50% Floor)	553,339	554,080
Cotiviti, Inc., Senior Secured First Lien
7.07% (1 mo. SOFR US + 2.75%), 05/01/2031, (0.00% Floor)	973,451	970,107
7.63%, 05/01/2031	278,000	279,911
Raven Acquisition Holdings LLC, Senior Secured First Lien
7.58% (1 mo. SOFR US + 3.25%), 11/20/2031, (0.00% Floor)	815,556	815,862
8.28% (3 mo. Term SOFR + 3.25%), 11/20/2031, (0.00% Floor) (a)	58,400	58,422
		3,300,171

HEALTHCARE: PHARMA & BIOTECH - 1.6%
Dechra Finance US LLC, Senior Secured First Lien, 7.51% (6 mo. SOFR US + 3.25%), 01/27/2032, (0.00% Floor)	294,263	295,301
Endo Finance Holdings, Inc., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 04/23/2031, (0.50% Floor)	1,108,335	1,109,028
Financiere Mendel SASU, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/13/2030, (0.00% Floor)	663,625	665,284
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.63% (3 mo. SOFR US + 2.00%), 11/15/2027, (0.00% Floor)	966,375	964,630
Jazz Financing Lux Sarl, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 05/05/2028, (0.50% Floor)	1,217,344	1,224,027
Padagis LLC, Senior Secured First Lien, 9.53% (3 mo. SOFR US + 4.75%), 07/06/2028, (0.50% Floor)	263,174	247,384
		4,505,654

INDUSTRIAL MACHINERY - 3.3%
AI Aqua Merger Sub, Inc., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 07/31/2028, (0.50% Floor)	1,107,626	1,107,305
Chart Industries, Inc., Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 03/18/2030, (0.50% Floor)	375,236	376,877
Columbus McKinnon Corp./NY, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 05/15/2028, (0.50% Floor)	499,266	498,954
Crosby US Acquisition Corp., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 08/16/2029, (0.50% Floor)	493,389	495,842
Dynamo US Bidco, Inc., Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.50%), 09/26/2031, (0.00% Floor)	367,677	369,287
Gates Corp./DE, Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 11/16/2029, (0.50% Floor)	414,014	414,430
Indicor LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 11/23/2029, (0.50% Floor)	531,241	530,843
JBT Marel Corp., Senior Secured First Lien, 6.43% (1 mo. SOFR US + 2.00%), 01/02/2032, (0.00% Floor)	540,210	542,708
Jupiter Buyer, Inc., Senior Secured First Lien
9.05% (3 mo. SOFR US + 4.75%), 11/03/2031, (0.00% Floor)	285,119	287,601
9.60% (3 mo. Term SOFR + 4.75%), 11/03/2031, (0.00% Floor) (a)	33,007	33,294
Madison IAQ LLC, Senior Secured First Lien
6.76% (6 mo. SOFR US + 2.50%), 06/21/2028, (0.50% Floor)	496,936	497,867
7.51% (3 mo. SOFR US + 3.25%), 05/06/2032, (0.50% Floor)	291,000	292,151
Madison Safety & Flow LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 09/26/2031, (0.00% Floor)	357,552	358,670
PG Polaris BidCo Sarl, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 03/24/2031, (0.00% Floor)	535,957	538,101
Pro Mach Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 08/31/2028, (1.00% Floor)	494,645	496,215
TK Elevator US Newco, Inc., Senior Secured First Lien
7.24% (1 mo. SOFR US + 3.00%), 04/30/2030, (0.50% Floor)	655,403	657,861
7.33% (1 mo. SOFR US + 3.00%), 04/30/2030, (0.50% Floor)	705,813	708,460
Vertiv Group Corp., Senior Secured First Lien, 6.07% (1 mo. SOFR US + 1.75%), 03/02/2027, (0.00% Floor)	560,191	561,432
WEC US Holdings, Inc., Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 01/27/2031, (0.00% Floor)	409,284	409,847
		9,177,745

LEISURE: CASINOS & GAMING - 3.2%
888 Acquisitions LLC, Senior Secured First Lien, 9.73% (3 mo. SOFR US + 5.25%), 07/03/2028, (0.50% Floor)	990,697	953,130
Allwyn Entertainment Financing US LLC, Senior Secured First Lien, 6.23% (3 mo. SOFR US + 2.00%), 06/11/2031, (0.00% Floor)	570,262	567,886
Bally's Corp., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.25%), 10/02/2028, (0.50% Floor)	728,082	646,173
Caesars Entertainment, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 02/06/2030, (0.50% Floor)	582,878	583,315
Entain Holdings Gibraltar Ltd., Senior Secured First Lien, 6.77% (6 mo. SOFR US + 2.50%), 03/16/2027, (0.50% Floor)	1,333,099	1,336,012
Everi Holdings, Inc., Senior Secured First Lien, 7.06% (1 mo. SOFR US + 2.50%), 08/03/2028, (0.50% Floor)	434,388	435,536
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 01/29/2029, (0.50% Floor)	276,199	276,210
Flutter Financing BV, Senior Secured First Lien
6.05% (3 mo. SOFR US + 1.75%), 11/29/2030, (0.50% Floor)	989,113	987,877
6.30% (3 mo. SOFR US + 2.00%), 06/04/2032, (0.50% Floor)	429,000	429,536
Great Canadian Gaming Corp., Senior Secured First Lien, 9.07% (3 mo. SOFR US + 4.75%), 11/01/2029, (0.00% Floor)	275,510	269,724
Jack Ohio Finance LLC, Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 01/30/2032, (0.50% Floor)	410,970	409,558
Ontario Gaming GTA LP, Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 08/01/2030, (0.50% Floor)	547,839	543,303
Voyager Parent LLC, Senior Secured First Lien, 9.07% (1 mo. Term SOFR + 4.75%), 05/10/2032	1,408,000	1,395,483
		8,833,743

LEISURE: HOTELS - 2.4%
Alterra Mountain Co., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 08/17/2028, (0.00% Floor)	620,680	624,559
Carnival Corp., Senior Secured First Lien, 6.31% (1 mo. SOFR US + 2.00%), 10/18/2028, (0.75% Floor)	1,386,335	1,389,149
Herschend Entertainment Co. LLC, Senior Secured First Lien, 7.57% (3 mo. SOFR US + 3.25%), 05/27/2032, (0.00% Floor)	825,000	831,790
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 08/02/2028, (0.00% Floor)	291,845	292,096
Lakeland Holdings LLC, Senior Secured First Lien, 8.00%, 09/27/2027	333,330	12,917
Sabre GLBL, Inc., Senior Secured First Lien
8.78% (1 mo. SOFR US + 4.25%), 06/30/2028, (0.50% Floor)	670,824	663,612
9.53% (1 mo. SOFR US + 5.00%), 06/30/2028, (0.50% Floor)	1,763,456	1,755,079
10.43% (1 mo. Term SOFR + 6.00%), 11/15/2029, (0.50% Floor)	448,962	448,962
10.53% (1 mo. SOFR US + 6.00%), 11/15/2029, (0.00% Floor)	52,439	50,013
Travel + Leisure Co., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 12/14/2029, (0.50% Floor)	370,981	371,816
TripAdvisor, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 07/08/2031, (0.00% Floor)	276,105	275,760
		6,715,753

LEISURE: RESTAURANTS - 0.9%
BCPE Grill Parent, Inc., Senior Secured First Lien, 9.05% (3 mo. SOFR US + 4.75%), 09/30/2030, (0.50% Floor)	263,980	257,474
Dave & Buster's, Inc., Senior Secured First Lien, 7.66% (3 mo. SOFR US + 3.25%), 06/29/2029, (0.50% Floor)	145,000	140,896
IRB Holding Corp., Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 12/15/2027, (0.75% Floor)	1,237,426	1,238,720
Tacala Investment Corp., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 01/31/2031, (0.75% Floor)	521,608	524,826
Whatabrands LLC, Senior Secured First Lien, 6.83% (1 mo. SOFR US + 2.50%), 08/03/2028, (0.50% Floor)	272,634	273,059
		2,434,975

MEDIA: BROADCASTING - 0.7%
CMG Media Corp., Senior Secured First Lien, 8.00% (3 mo. SOFR US + 3.50%), 06/18/2029, (0.00% Floor)	456,096	443,205
Hubbard Radio LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 4.50%), 09/30/2027, (0.00% Floor)	319,322	186,803
Learfield Communications LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 4.50%), 06/30/2028, (0.00% Floor)	370,981	374,227
Nexstar Media, Inc., Senior Secured First Lien, 7.07% (1 mo. Term SOFR + 2.50%), 06/28/2032	616,000	615,615
Univision Communications, Inc., Senior Secured First Lien, 8.55% (3 mo. SOFR US + 4.25%), 06/25/2029, (0.50% Floor)	241,226	240,824
		1,860,674

MEDIA: CABLE & SATELLITE - 2.8%
Charter Communications Operating LLC, Senior Secured First Lien, 6.54% (3 mo. SOFR US + 2.25%), 12/15/2031, (0.00% Floor)	922,365	924,846
Connect Finco Sarl, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 12/11/2026, (0.50% Floor)	629,910	629,727
Coral-US Co.-Borrower LLC, Senior Secured First Lien, 7.51% (3 mo. SOFR US + 3.25%), 01/30/2032, (0.00% Floor)	1,182,205	1,171,488
CSC Holdings LLC, Senior Secured First Lien
9.00% (Prime Rate + 1.50%), 04/15/2027, (0.00% Floor)	1,006,345	981,730
8.81% (1 mo. SOFR US + 4.50%), 01/18/2028, (0.00% Floor)	551,189	544,610
Directv Financing LLC, Senior Secured First Lien, 9.80% (3 mo. SOFR US + 5.00%), 08/02/2027, (0.75% Floor)	225,445	226,591
Gryphon Debt Merger Sub, Inc., Senior Secured First Lien, 7.32% (1 mo. Term SOFR + 3.00%), 06/21/2032	922,000	922,963
Iridium Satellite LLC, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 09/20/2030, (0.75% Floor)	829,186	831,408
Virgin Media Bristol LLC, Senior Secured First Lien
7.04% (1 mo. SOFR US + 2.50%), 01/31/2028, (0.00% Floor)	847,000	837,298
7.79% (1 mo. SOFR US + 3.25%), 01/31/2029, (0.00% Floor)	140,000	138,958
WideOpenWest Finance LLC, Senior Secured First Lien, 7.76% (3 mo. SOFR US + 3.00%), 12/11/2028, (1.50% Floor)	636,078	544,642
		7,754,261

MEDIA: DIVERSIFIED - 2.3%
ABG Intermediate Holdings 2 LLC, Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 12/21/2028, (0.00% Floor)	737,726	738,242
Dotdash Meredith, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.50%), 06/16/2032, (0.00% Floor)	643,000	645,144
Indy US Holdco LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 03/06/2028, (0.50% Floor)	1,382,891	1,385,919
McGraw-Hill Education, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 08/06/2031, (0.50% Floor)	792,344	795,977
Neptune Bidco US, Inc., Senior Secured First Lien, 9.18% (3 mo. SOFR US + 4.75%), 10/11/2028, (0.50% Floor)	824,003	778,242
Wasserman Media Group LLC, Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 06/23/2032	525,000	526,313
WH Borrower LLC, Senior Secured First Lien, 9.07% (3 mo. SOFR US + 4.75%), 02/20/2032, (0.50% Floor)	429,000	429,669
X Corp., Senior Secured First Lien
9.50%, 10/29/2029	336,312	327,484
10.93% (1 mo. SOFR US + 6.50%), 10/29/2029, (0.50% Floor)	827,111	809,084
		6,436,074

MEDIA: ENTERTAINMENT - 3.0%
Cirque Du Soleil Holding USA Newco, Inc., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 03/08/2030, (0.00% Floor)	1,579,756	1,541,574
Creative Artists Agency LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 10/01/2031, (0.00% Floor)	407,221	408,895
Crown Finance US, Inc., Senior Secured First Lien, 9.57% (1 mo. SOFR US + 5.25%), 12/02/2031, (0.00% Floor)	489,540	490,030
Delta 2 Lux Sarl, Senior Secured First Lien
6.30% (3 mo. SOFR US + 2.00%), 09/19/2031, (0.50% Floor)	206,333	206,926
7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031	102,667	102,962
EOC Borrower LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 03/24/2032, (0.00% Floor)	982,000	984,455
Hoya Midco LLC, Senior Secured First Lien, 6.53% (3 mo. SOFR US + 2.25%), 02/05/2029, (0.00% Floor)	1,163,644	1,022,372
Live Nation Entertainment, Inc., Senior Secured First Lien, 6.27% (1 mo. SOFR US + 1.75%), 10/19/2026, (0.00% Floor)	662,382	662,796
Playtika Holding Corp., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 2.75%), 03/13/2028, (0.00% Floor)	1,257,760	1,239,472
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 4.75%), 03/15/2030, (0.00% Floor)	1,085,924	1,056,962
UFC Holdings LLC, Senior Secured First Lien, 6.57% (3 mo. SOFR US + 2.25%), 11/21/2031, (0.00% Floor)	681,855	685,175
		8,401,619

METALS & MINING - 0.6%
Arsenal AIC Parent LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 08/19/2030, (0.00% Floor)	271,863	272,000
GrafTech Global Enterprises, Inc., Senior Secured First Lien
10.32% (1 mo. SOFR US + 6.00%), 12/21/2029, (2.00% Floor)	104,547	105,331
10.62% (1 mo. Term SOFR + 6.00%), 12/21/2029, (2.00% Floor) (a)	59,741	60,189
Grinding Media, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 3.50%), 10/12/2028, (0.75% Floor)	1,366,335	1,357,795
		1,795,315

MIDSTREAM: STORAGE & TRANSPORT - 1.8%
Brazos Delaware II LLC, Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/11/2030, (0.50% Floor)	267,305	268,068
CPPIB OVM Member US LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 08/20/2031, (0.00% Floor)	272,580	272,239
ITT Holdings LLC, Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 10/11/2030, (0.50% Floor)	742,442	745,319
M6 ETX Holdings II Midco LLC, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 04/01/2032, (0.00% Floor)	312,000	313,699
Northriver Midstream Finance LP, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 08/16/2030, (0.00% Floor)	727,051	730,763
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.57% (1 mo. SOFR US + 2.25%), 10/05/2028, (0.50% Floor)	986,791	987,660
TransMontaigne Operating Co. LP, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 11/17/2028, (0.50% Floor)	480,135	482,668
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.75%), 06/27/2029, (0.00% Floor)	1,110,608	1,107,631
		4,908,047

OIL & GAS: E&P - 0.2%
Discovery Energy Holding Corp., Senior Secured First Lien, 8.05% (3 mo. SOFR US + 3.75%), 05/02/2031, (0.00% Floor)	456,484	457,698

OIL & GAS: EQUIPMENT & SERVICES - 0.3%
MRC Global US, Inc., Senior Secured First Lien, 7.80% (6 mo. SOFR US + 3.50%), 10/29/2031, (0.00% Floor)	422,940	424,526
Star Holding LLC, Senior Secured First Lien, 8.83% (1 mo. SOFR US + 4.50%), 07/31/2031, (0.00% Floor)	372,421	356,012
		780,538

PACKAGING - 1.9%
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 03/29/2032, (0.50% Floor)	425,000	423,821
Iris Holding, Inc., Senior Secured First Lien
9.13% (3 mo. SOFR US + 4.75%), 06/28/2028, (0.50% Floor)	279,310	272,312
9.23% (3 mo. SOFR US + 4.75%), 06/28/2028, (0.50% Floor)	263,948	257,334
LABL, Inc., Senior Secured First Lien, 9.53% (1 mo. SOFR US + 5.00%), 10/30/2028, (0.50% Floor)	615,990	557,086
M2S Group Intermediate Holdings, Inc., Senior Secured First Lien, 9.03% (3 mo. SOFR US + 4.75%), 08/27/2031, (0.50% Floor)	748,908	726,909
Magnera Corp., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.25%), 11/04/2031, (0.00% Floor)	844,391	830,670
Pregis TopCo LLC, Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 02/01/2029, (0.00% Floor)	549,706	551,973
Ranpak BV, Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	91,637	91,179
Ranpak Corp., Senior Secured First Lien, 8.80% (3 mo. SOFR US + 4.50%), 12/19/2031, (0.00% Floor)	143,183	142,467
Tosca Services LLC, Senior Secured First Lien, 6.02% (or 3.25% PIK) (1 mo. SOFR US + 1.50%), 11/30/2028, (0.75% Floor)	609,225	548,150
Trident TPI Holdings, Inc., Senior Secured First Lien, 8.05% (6 mo. SOFR US + 3.75%), 09/18/2028, (0.50% Floor)	901,562	887,029
		5,288,930

RETAIL: FOOD & DRUG - 0.5%
EG America LLC, Senior Secured First Lien, 8.56% (3 mo. Term SOFR + 4.25%), 02/07/2028	178,551	179,587
JP Intermediate B LLC, Senior Secured First Lien, 14.00% (Prime Rate + 6.50%), 11/22/2027, (1.00% Floor)	441,458	19,865
Opal US LLC, Senior Secured First Lien, 7.82% (6 mo. Term SOFR + 3.25%), 04/23/2032	1,285,000	1,291,830
		1,491,282

RETAILING - 2.5%
Belron Finance 2019 LLC, Senior Secured First Lien, 7.05% (3 mo. SOFR US + 2.75%), 10/16/2031, (0.50% Floor)	819,690	824,424
Great Outdoors Group LLC, Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 01/23/2032, (0.75% Floor)	1,393,015	1,393,238
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 6.58% (1 mo. SOFR US + 2.25%), 06/11/2031, (0.00% Floor)	425,401	417,114
Michaels Cos., Inc., Senior Secured First Lien, 9.07% (3 mo. SOFR US + 4.25%), 04/17/2028, (0.75% Floor)	542,170	455,761
Peer Holding III BV, Senior Secured First Lien, 6.80% (3 mo. SOFR US + 2.50%), 10/28/2030, (0.00% Floor)	740,070	745,506
Petco Health & Wellness Co., Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.25%), 03/06/2028, (0.75% Floor)	450,000	415,728
PetSmart LLC, Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/14/2028, (0.75% Floor)	1,366,596	1,355,493
Restoration Hardware, Inc., Senior Secured First Lien, 7.78% (1 mo. SOFR US + 3.25%), 10/20/2028, (0.50% Floor)	916,515	896,530
Staples, Inc., Senior Secured First Lien, 10.03% (3 mo. SOFR US + 5.75%), 09/10/2029, (0.50% Floor)	525,550	486,320
		6,990,114

TECHNOLOGY HARDWARE - 1.1%
Coherent Corp., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 07/02/2029, (0.50% Floor)	540,424	541,888
CommScope LLC, Senior Secured First Lien, 9.58% (1 mo. SOFR US + 5.25%), 12/17/2029, (2.00% Floor)	1,099,000	1,113,996
MKS, Inc., Senior Secured First Lien, 6.32% (1 mo. SOFR US + 2.00%), 08/17/2029, (0.50% Floor)	259,736	260,743
VeriFone Systems, Inc., Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.50%), 08/21/2028, (0.00% Floor)	614,139	576,369
World Wide Technology Holding Co. LLC, Senior Secured First Lien, 6.56% (1 mo. SOFR US + 2.25%), 03/01/2030, (0.50% Floor)	659,131	663,250
		3,156,246

TECHNOLOGY: SOFTWARE & SERVICES - 14.8%
Access CIG LLC, Senior Secured First Lien, 8.38% (6 mo. SOFR US + 4.25%), 08/18/2028, (0.50% Floor)	1,316,533	1,324,248
Armor Holdco, Inc., Senior Secured First Lien
7.92% (6 mo. SOFR US + 3.75%), 12/11/2028, (0.00% Floor)	125,934	126,753
8.03% (6 mo. SOFR US + 3.75%), 12/11/2028, (0.50% Floor)	162,797	163,855
AthenaHealth Group, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 02/15/2029, (0.50% Floor)	413,232	413,284
Avalara, Inc., Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 03/29/2032, (0.00% Floor)	468,000	470,569
Barracuda Networks, Inc., Senior Secured First Lien, 8.78% (3 mo. SOFR US + 4.50%), 08/15/2029, (0.50% Floor)	1,321,140	1,101,005
Barracuda Networks, Inc., Senior Secured Second Lien, 11.28% (3 mo. SOFR US + 7.00%), 08/15/2030, (0.50% Floor)	461,277	286,568
Boxer Parent Co., Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 07/30/2031, (0.00% Floor)	976,572	971,626
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.08% (3 mo. SOFR US + 5.75%), 07/30/2032, (0.00% Floor)	812,770	792,963
CCC Intelligent Solutions, Inc., Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 01/23/2032, (0.50% Floor)	273,250	273,764
Central Parent LLC, Senior Secured First Lien, 7.55% (3 mo. SOFR US + 3.25%), 07/06/2029, (0.00% Floor)	1,961,622	1,642,956
Cloud Software Group, Inc., Senior Secured First Lien
7.80% (3 mo. SOFR US + 3.50%), 03/29/2029, (0.50% Floor)	1,534,168	1,537,566
8.05% (3 mo. SOFR US + 3.75%), 03/24/2031, (0.50% Floor)	410,790	411,945
Clover Holdings 2 LLC, Senior Secured First Lien, 8.31% (3 mo. SOFR US + 4.00%), 12/09/2031, (0.00% Floor)	849,661	852,049
ConnectWise LLC, Senior Secured First Lien, 8.32% (3 mo. SOFR US + 3.50%), 09/29/2028, (0.50% Floor)	850,623	856,028
Dcert Buyer, Inc., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 10/16/2026, (0.00% Floor)	981,035	973,878
Delivery Hero Finco LLC, Senior Secured First Lien, 9.30% (3 mo. SOFR US + 5.00%), 12/12/2029, (0.50% Floor)	2,234,818	2,259,267
E2open LLC, Senior Secured First Lien, 8.06% (1 mo. SOFR US + 3.50%), 02/04/2028, (0.50% Floor)	1,098,220	1,103,321
Ensono, Inc., Senior Secured First Lien, 8.56% (1 mo. SOFR US + 4.00%), 05/30/2028, (0.75% Floor)	1,509,820	1,512,749
Flexera Software LLC, Senior Secured First Lien, 7.31% (3 mo. SOFR US + 3.00%), 03/03/2028, (0.75% Floor)	1,099,912	1,102,073
Gen Digital, Inc., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 09/12/2029, (0.50% Floor)	345,956	345,872
Javelin Buyer, Inc., Senior Secured First Lien, 7.33% (3 mo. SOFR US + 3.00%), 12/08/2031, (0.00% Floor)	410,535	412,715
Kaseya, Inc., Senior Secured First Lien, 7.58% (1 mo. SOFR US + 3.25%), 03/22/2032, (0.00% Floor)	545,633	548,404
Leia Finco US LLC, Senior Secured First Lien, 7.46% (3 mo. SOFR US + 3.25%), 10/09/2031, (0.00% Floor)	676,712	678,143
Leia Finco US LLC, Senior Secured Second Lien, 9.46% (3 mo. SOFR US + 5.25%), 10/12/2032, (0.00% Floor)	281,000	279,536
Marcel Bidco LLC, Senior Secured First Lien, 7.79% (SOFR + 3.50%), 11/13/2030, (0.50% Floor)	542,284	546,015
McAfee Corp., Senior Secured First Lien, 7.32% (1 mo. SOFR US + 3.00%), 03/01/2029, (0.50% Floor)	1,738,796	1,692,249
MH Sub I LLC, Senior Secured First Lien
8.58% (1 mo. SOFR US + 4.25%), 05/03/2028, (0.50% Floor)	631,205	593,333
8.58% (1 mo. SOFR US + 4.25%), 12/31/2031, (0.50% Floor)	1,130,083	984,941
Modena Buyer LLC, Senior Secured First Lien, 8.78% (3 mo. SOFR US + 4.50%), 07/01/2031, (0.00% Floor)	1,548,883	1,495,640
N-Able International Holdings II LLC, Senior Secured First Lien, 7.61% (3 mo. SOFR US + 2.75%), 07/19/2028, (0.50% Floor)	493,763	493,145
Optiv Parent, Inc., Senior Secured First Lien, 9.53% (3 mo. SOFR US + 5.25%), 07/31/2026, (1.00% Floor)	1,054,863	857,077
Peraton Corp., Senior Secured First Lien, 8.28% (1 mo. SOFR US + 3.75%), 02/01/2028, (0.75% Floor)	1,274,690	1,128,898
Plano HoldCo, Inc., Senior Secured First Lien, 7.80% (3 mo. SOFR US + 3.50%), 10/02/2031, (0.00% Floor)	968,573	922,565
Polaris Newco LLC, Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 06/05/2028, (0.50% Floor)	2,345,829	2,289,294
Project Alpha Intermediate Holding, Inc., Senior Secured First Lien
7.55% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)	395,550	397,858
7.56% (3 mo. SOFR US + 3.25%), 10/28/2030, (0.50% Floor)	198,935	200,096
Proofpoint, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 08/31/2028, (0.50% Floor)	1,792,245	1,795,453
Quartz Acquireco LLC, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 06/28/2030, (0.00% Floor)	517,778	520,366
RealPage, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 3.00%), 04/24/2028, (0.50% Floor)	1,111,243	1,104,859
Rithum Holdings, Inc., Senior Secured First Lien
8.66% (3 mo. SOFR US + 4.00%), 12/02/2027, (0.75% Floor)	1,063,919	1,059,270
10.76% (3 mo. SOFR US + 6.25%), 12/29/2027, (0.00% Floor)	519,422	518,936
Rocket Software, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 4.25%), 11/28/2028, (0.50% Floor)	547,136	549,024
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 7.33% (1 mo. SOFR US + 3.00%), 07/31/2031, (0.00% Floor)	616,748	619,663
Starlight Parent LLC, Senior Secured First Lien, 8.26% (3 mo. SOFR US + 4.00%), 04/16/2032, (0.00% Floor)	420,000	411,688
UKG, Inc., Senior Secured First Lien, 7.31% (1 mo. SOFR US + 3.00%), 02/10/2031, (0.00% Floor)	1,359,215	1,365,882
VS Buyer LLC, Senior Secured First Lien, 7.02% (3 mo. SOFR US + 2.75%), 04/14/2031, (0.00% Floor)	976,224	982,325
Zodiac Purchaser LLC, Senior Secured First Lien, 7.83% (1 mo. SOFR US + 3.50%), 02/17/2032, (0.00% Floor)	415,000	413,703
		41,383,417

TELECOM SERVICES: DIVERSIFIED - 3.6%
Altice France SA, Senior Secured First Lien, 9.76% (3 mo. SOFR US + 5.50%), 08/31/2028, (0.00% Floor)	910,737	827,504
Cincinnati Bell, Inc., Senior Secured First Lien, 7.08% (1 mo. SOFR US + 2.75%), 11/24/2028, (0.50% Floor)	1,733,623	1,737,342
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 8.33% (3 mo. SOFR US + 4.00%), 01/30/2031, (0.75% Floor)	1,097,499	1,105,961
Frontier Communications Holdings LLC, Senior Secured First Lien, 6.79% (3 mo. SOFR US + 2.50%), 07/01/2031, (0.00% Floor)	819,885	821,250
Level 3 Financing, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 4.25%), 03/01/2027, (0.50% Floor)	830,000	840,205
Lumen Technologies, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.35%), 04/16/2029, (2.00% Floor)	1,260,684	1,247,296
Radiate Holdco LLC, Senior Secured First Lien, 7.83%, 09/25/2029 (b)	803,175	748,168
Voyage Australia Pty Ltd., Senior Secured First Lien, 8.30% (3 mo. SOFR US + 3.50%), 07/20/2028, (0.50% Floor)	462,963	465,472
Windstream Services LLC, Senior Secured First Lien, 9.28% (1 mo. SOFR US + 4.75%), 10/06/2031, (0.00% Floor)	370,455	372,771
Zayo Group Holdings, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 4.25%), 03/09/2027, (0.50% Floor)	1,454,497	1,400,710
Ziggo Financing Partnership, Senior Secured First Lien, 7.04% (1 mo. SOFR US + 2.50%), 04/28/2028, (0.00% Floor)	561,000	549,334
		10,116,013

TRANSPORTATION - 1.9%
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 05/28/2032, (0.00% Floor)	416,000	419,224
Avis Budget Car Rental LLC, Senior Secured First Lien, 6.31% (1 mo. SOFR US + 1.75%), 08/06/2027, (0.00% Floor)	2,387,158	2,370,746
Carriage Purchaser, Inc., Senior Secured First Lien, 8.33% (1 mo. SOFR US + 4.00%), 09/29/2028, (0.75% Floor)	408,870	410,710
Cubic Corp., Senior Secured First Lien, 9.11% (3 mo. SOFR US + 4.25%), 05/25/2028, (0.75% Floor)	1,130,975	605,591
SkyMiles IP Ltd., Senior Secured First Lien, 8.02% (3 mo. SOFR US + 3.75%), 10/20/2027, (1.00% Floor)	244,848	246,731
Stonepeak Nile Parent LLC, Senior Secured First Lien, 6.98% (3 mo. SOFR US + 2.75%), 04/12/2032, (0.00% Floor)	464,000	466,088
WWEX Uni Topco Holdings LLC, Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 07/26/2028, (0.75% Floor)	820,636	821,679
		5,340,769

UTILITIES: POWER - 1.5%
Alpha Generation LLC, Senior Secured First Lien, 6.33% (1 mo. SOFR US + 2.00%), 09/30/2031, (0.00% Floor)	275,455	275,408
Calpine Corp., Senior Secured First Lien, 6.08% (1 mo. SOFR US + 1.75%), 02/27/2032, (0.00% Floor)	693,000	693,655
Cornerstone Generation LLC, Senior Secured First Lien, 7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031	505,129	508,286
Eastern Power LLC, Senior Secured First Lien, 9.58% (1 mo. SOFR US + 5.25%), 04/03/2028, (1.00% Floor)	638,081	640,030
Lightning Power LLC, Senior Secured First Lien, 6.55% (3 mo. SOFR US + 2.25%), 08/18/2031, (0.00% Floor)	827,745	830,216
Lightstone Holdco LLC, Senior Secured First Lien, 10.03% (3 mo. SOFR US + 5.75%), 01/29/2027, (1.00% Floor)	976,688	979,228
WaterBridge NDB Operating LLC, Senior Secured First Lien, 8.30% (3 mo. SOFR US + 4.00%), 05/10/2029, (0.00% Floor)	279,690	280,040
		4,206,863
TOTAL BANK LOANS (Cost $246,462,139)		244,787,137

CORPORATE BONDS - 7.0% (c)
AEROSPACE & DEFENSE - 0.1%
Bombardier, Inc.
7.13%, 06/15/2026 (d)	176,000	176,478
7.88%, 04/15/2027 (d)	74,000	74,474
		250,952

AUTOMOTIVE - 0.5%
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/2027 (d)	1,350,000	1,358,444

BUILDING PRODUCTS - 0.2%
Standard Industries, Inc./NY, 3.38%, 01/15/2031 (d)	600,000	538,507

CHEMICALS - 0.1%
Olympus Water US Holding Corp., 7.13%, 10/01/2027 (d)	200,000	203,780
Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV LLC, 7.63% (or 2.50% PIK), 05/03/2029 (d)	202,300	121,886
		325,666

CONSUMER DISCRETIONARY - 0.4%
Under Armour, Inc., 7.25%, 07/15/2030 (d)	1,000,000	1,015,206

FINANCIALS: THRIFTS & MORTGAGES - 0.1%
Freedom Mortgage Corp., 6.63%, 01/15/2027 (d)	278,000	278,691

HEALTHCARE: EQUIPMENT & SUPPLIES - 0.2%
Owens & Minor, Inc., 6.63%, 04/01/2030 (d)	453,000	425,944

HEALTHCARE: FACILITIES - 1.0%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (d)	560,000	551,939
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (d)	1,006,000	999,169
Tenet Healthcare Corp., 6.25%, 02/01/2027	1,311,000	1,311,769
		2,862,877

HEALTHCARE: PHARMA & BIOTECH - 0.3%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (d)	581,000	559,153
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	301,000	295,341
		854,494

HEALTHCARE: REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	1,270,000	899,069

INDUSTRIAL MACHINERY - 0.2%
Oregon Tool Lux LP, 7.88%, 10/15/2029 (d)(e)	25,915	15,290
VOC Escrow Ltd., 5.00%, 02/15/2028 (d)	418,000	416,150
		431,440

LEISURE: CASINOS & GAMING - 1.3%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/2029 (d)	440,000	459,399
International Game Technology PLC, 4.13%, 04/15/2026 (d)	1,095,000	1,095,080
Light & Wonder International, Inc., 7.00%, 05/15/2028 (d)	404,000	405,429
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (d)	561,000	321,874
5.88%, 09/01/2031 (d)	562,000	308,397
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (d)	950,000	951,988
		3,542,167

LEISURE: HOTELS - 0.2%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/2026 (d)	421,000	422,753

LEISURE: RESTAURANTS - 0.2%
GrubHub Holdings, Inc., 5.50%, 07/01/2027 (d)	500,000	485,774

MEDIA: DIVERSIFIED - 0.1%
Getty Images, Inc., 11.25%, 02/21/2030 (d)	300,000	298,011

MEDIA: ENTERTAINMENT - 0.1%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027 (d)	393,000	399,073

METALS & MINING - 0.0%(f)
GrafTech Finance, Inc., 4.63%, 12/23/2029 (d)	127,000	87,630

MIDSTREAM: STORAGE & TRANSPORT - 0.5%
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030 (d)	290,000	299,313
3.88%, 11/01/2033 (d)	510,000	446,408
Venture Global LNG, Inc., 8.13%, 06/01/2028 (d)	712,000	736,328
		1,482,049

OIL & GAS: EQUIPMENT & SERVICES - 0.1%
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028 (d)	378,465	345,972

RETAILING - 0.3%
Wayfair LLC, 7.75%, 09/15/2030 (d)	852,000	859,418

TECHNOLOGY: SOFTWARE & SERVICES - 0.3%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (d)	314,000	260,011
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (d)	332,000	271,048
Elastic NV, 4.13%, 07/15/2029 (d)	431,000	412,200
		943,259

TELECOM SERVICES: DIVERSIFIED - 0.5%
Iliad Holding SASU
7.00%, 10/15/2028 (d)	400,000	407,621
7.00%, 04/15/2032 (d)	641,000	657,558
Lumen Technologies, Inc., 4.13%, 04/15/2029 (d)	294,000	287,017
		1,352,196
TOTAL CORPORATE BONDS (Cost $20,065,411)		19,459,592

EXCHANGE TRADED FUNDS - 3.1% (c)	Shares
Invesco Senior Loan ETF	417,780	8,739,958
TOTAL EXCHANGE TRADED FUNDS (Cost $8,771,810)		8,739,958

SHORT-TERM INVESTMENTS - 5.1% (c)
Money Market Funds - 5.1%
First American Government Obligations Fund - Class X, 4.25% (g)	14,092,980	14,092,980
TOTAL SHORT-TERM INVESTMENTS (Cost $14,092,980)		14,092,980

TOTAL INVESTMENTS - 103.0% (Cost $289,392,340)		287,079,667
Liabilities in Excess of Other Assets - (3.0)%		(8,328,928)
TOTAL NET ASSETS - 100.0%		$278,750,739
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc.  Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of the loan is unfunded.
(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(c)	All or a portion is posted as collateral for delayed settlement securities.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $16,953,413 or 6.1% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $15,290 or 0.0% of net assets as of June 30, 2025.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Shenkman Capital Floating Rate High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Bank Loans	$–	$244,787,137	$–	$244,787,137
Corporate Bonds	–	19,444,302	15,290	19,459,592
Exchange Traded Funds	8,739,958	–	–	8,739,958
Money Market Funds	14,092,980	–	–	14,092,980
Total Investments	$22,832,938	$264,231,439	$15,290	$287,079,667

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Fair Value Measurement Using Significant Unobservable Inputs	Corporate Bonds
Beginning balance as of September 30, 2024	$0
Corporate Actions	15,290
Ending balance as of June 30, 2025	$15,290
$0
Change in unrealized appreciation / depreciation still held as of June 30, 2025	$0